Other Current Assets - Schedule of Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Regulatory assets (Note 12)	$ 189	$ 226
Prepaid expenses and other assets	58	53
Materials and supplies	24	22
Derivative assets (Note 17)	5	0
Other current assets	$ 276	$ 301